Merger Agreement	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Merger Agreement

8. Merger Agreement

On March 16, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Bioceres Crop Solutions Corp., a Cayman Islands exempted company (“Bioceres”), and BCS Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Bioceres (“Merger Sub”). The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, Merger Sub will merge with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly owned subsidiary of Bioceres (“NewCo”).

On July, 8, 2022, the Company’s stockholders, approved of the proposal to adopt the Agreement and Plan of Merger which was completed on July 12, 2022 at which time each share of common stock, par value $0.00001 per share, of the Company Common Stock issued and outstanding were cancelled, extinguished and automatically converted into the right to receive 0.088 (the “Exchange Ratio”) validly issued, fully paid and nonassesable ordinary shares, par value $0.0001 per share, of Bioceres and, if applicable, cash in lieu of fractional Bioceres ordinary shares (the “Merger Consideration”).

The Merger Agreement also specifies the treatment of the Company’s outstanding equity awards in connection with the Merger, which shall be treated as follows at the Effective Time:

(i)	each outstanding restricted stock unit award relating to shares of Company Common Stock (a “Company RSU”) (that is not a Company RSU that provides for settlement and issuance of shares of Company Common Stock in connection with a change in control of the Company (a “Change in Control Settled RSU”) that is unvested immediately prior to the Effective Time and does not vest as a result of the consummation of the transactions contemplated by the Merger Agreement shall be assumed by Bioceres (each, an “Assumed RSU”), with each such Assumed RSU being subject to substantially the same terms and conditions, except that the number of Bioceres ordinary shares subject to each Assumed RSU Award shall be equal to the product of (x) the number of shares of Company Common Stock underlying such unvested Company RSU as of immediately prior to the Effective Time (with any performance milestones deemed achieved based on maximum level of performance) multiplied by (y) the Exchange Ratio;
(ii)	each outstanding Company RSU that is vested immediately prior to the Effective Time (taking into account any acceleration of vesting as a result of the consummation of the transactions contemplated by the Merger Agreement), each Change in Control Settled RSU (whether or not vested) and each unvested Company RSU held by a non-employee director of the Company will be settled immediately before the Effective Time by way of the issuance of one share of Company Common Stock for each such Company RSU and such shares of Company Common Stock will be converted into the right to receive the Merger Consideration;
(iii)	each outstanding option to purchase Company Common Stock (a “Company Option”) that is unvested as of immediately prior to the Effective Time (and does not vest as a result of the consummation of the transactions contemplated by the Merger Agreement) and each Company Option that is outstanding and vested as of immediately prior to the Effective Time (or vests as a result of the consummation of the transactions contemplated by the Merger Agreement) for which the exercise price per share is equal to or greater than the Cash Equivalent Consideration (as defined in the Merger Agreement) (a “Rolled Vested Option”), shall be assumed by Bioceres (each, an “Assumed Option”), with each such Assumed Option being subject to substantially the same terms and conditions, except that (A) the number of Bioceres ordinary shares subject to each Assumed Option shall be equal to the product of (x) the number of shares of Company Common Stock underlying such Company Option as of immediately prior to the Effective Time multiplied by (y) the Exchange Ratio, and (B) the per share exercise price of each Assumed Option shall be equal to the quotient determined by dividing (x) the exercise price per share at which such Company Option was exercisable immediately prior to the Effective Time by (y) the Exchange Ratio;
(iv)	each Company Option, other than a Rolled Vested Option, that is outstanding and vested as of immediately prior to the Effective Time (or vests as a result of the consummation of the transactions contemplated by the Merger Agreement) shall be cancelled and converted into the right to receive the Merger Consideration in respect of each “net” share underlying such Company Option, which is the quotient obtained by dividing (A) the product of (x) the excess of the Cash Equivalent Consideration (as defined in the Merger Agreement) over the per share exercise price of such Company Option multiplied by (y) the number of shares subject to such Company Option by (B) the Cash Equivalent Consideration (as defined in the Merger Agreement); and
(v)	with respect to the employee stock purchase plan (the “ESPP”), the Company shall make any pro rata adjustments necessary to reflect a shortened offer period under the ESPP and treat any shortened offer period as a fully effective and completed offer period for all purposes pursuant to the ESPP, cause the exercise, no later than one business day, prior to the date on which the Effective Time occurs, of each outstanding purchase right pursuant to the ESPP, and then terminate the ESPP.